Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 14,636	$ 12,376	$ 10,984	$ 12,682	$ 10,203	$ 10,398	$ 11,335	$ 11,196	$ 10,478	$ 9,283	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	14,989	12,647	11,207	12,916	10,356	10,531	11,456	11,284	10,533	9,308	10,000
Investor Class
Account Value [Line Items]
Account Value	12,099	11,103	9,836	12,901	10,381	9,913	10,100	10,150	10,114	9,397	10,000
Institutional Class
Account Value [Line Items]
Account Value	12,361	11,327	10,020	13,120	10,543	10,038	10,203	10,238	10,173	9,432	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 15,864	13,980	12,938	13,405	11,495	11,239	10,904	10,685	10,381	9,724	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Intrepid BBC 1-5YR Combined [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intrepid BBC 1-5YR Combined
Account Value	$ 23,424	18,819	16,517	18,744	15,966	14,302	13,571	12,297	11,070	10,056	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Intrepid BBC 1-5YR Combined [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intrepid BBC 1-5YR Combined
Account Value	$ 23,424	18,819	16,517	18,744	15,966	14,302	13,571	12,297	11,070	10,056	10,000
Morningstar US Small Cap TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Account Value	$ 23,151	18,368	16,081	20,543	14,178	14,492	15,538	13,576	11,563	9,975	10,000
Morningstar US Small Cap TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Account Value	$ 23,151	18,368	16,081	20,543	14,178	14,492	15,538	13,576	11,563	9,975	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg 1-5 Year Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Government/Credit Index
Account Value	$ 11,924	$ 11,030	$ 10,749	$ 11,595	$ 11,586	$ 11,046	$ 10,420	$ 10,460	$ 10,407	$ 10,197	$ 10,000